Consolidated Statements of Operations (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Income from equity method investments, net of tax	¥ 28,337	¥ 14,683	¥ 15,160